UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1435



                                AMCAP Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: February 28 or 29

                    Date of reporting period: August 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]


The right choice for the long term(R)


AMCAP FUND

[cover photo - close up of a seashell]

Semi-annual report for the six months ended August 31, 2005


AMCAP FUND(R) seeks long-term growth of capital by investing in companies with a record of above-average growth.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2005 (the most recent calendar quarter):


CLASS A SHARES                                           1 YEAR               5 YEARS              10 YEARS
Reflecting 5.75% maximum sales charge
Average annual total return                                  --                +1.36%               +10.75%
Cumulative total return                                  +4.87%                +6.98%              +177.69%


The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

[photo: close up of a seashell]



FELLOW SHAREHOLDERS:

The six months ended August 31, 2005, produced a modest gain in U.S. stock prices. Corporate profits and consumer spending continued to expand at healthy rates, but sharply rising oil prices and increases in short-term interest rates raised concerns about the durability of economic growth going forward. Energy companies made the largest contribution to the broad market's investment results during the period.

In this environment, AMCAP Fund gained almost 5.0%, while the unmanaged Standard & Poor's 500 Composite Index, a broad measure of U.S. stocks, had a total return of 2.3%. The Lipper Growth Funds Index, which tracks the largest growth funds, had a total return of 3.8%, and the Lipper Multi-Cap Core Funds Index, which monitors mutual funds that invest in companies of different sizes, gained 4.6%.

For the long-term, AMCAP's results outpaced the S&P 500 and its peer fund indexes. AMCAP's average annual total return over the 10 years ended August 31 was 11.7%, compared with 9.8% for the S&P 500, 7.3% for the Lipper Growth Funds Index and 9.3% for the Lipper Multi-Cap Core Funds Index. Cumulative total returns are shown below.

CUMULATIVE TOTAL RETURNS
For periods ended August 31, 2005                          1 year           5 years          10 years

AMCAP                                                      +14.3%           +10.3%           +202.1%
Standard & Poor's 500 Composite Index(1)                   +12.6            -12.8            +155.8
Lipper Multi-Cap Core Funds Index(2)                       +17.5             -5.2            +142.9
Lipper Growth Funds Index(2)                               +14.9            -26.5            +102.8


(1) The S&P 500 is unmanaged and does not reflect sales charges, commissions or expenses.

(2)  Lipper indexes do not include the effects of sales charges.

WHAT HELPED THE FUND

The fund's investments in energy, specialty retail, health care services and Internet services helped results for the six-month period. Although the fund had a relatively small holding in energy stocks compared with the S&P 500, oil and gas production and services companies in the AMCAP portfolio did very well. Devon Energy (+29.9%), Baker Hughes (+24.3%) and Schlumberger (+14.3%) were aided by sharply rising oil prices caused by rising demand and concerns about the inadequacy of long-term energy supply. Specialty retail companies such as Best Buy (+32.3%) and Lowe's (+9.4%), two of the fund's largest holdings, benefited from the sales of products and services related to consumer electronics and home improvement. Health care services companies were helped by private pay-rate increases, favorable demographic trends and efforts to contain health care costs. Express Scripts (+53.7%), Caremark (+22.1%) and WellPoint (+21.7%) were among the fund's health care services holdings.

WHAT DETRACTED FROM RESULTS

Two of AMCAP's long-term holdings that had been successful contributors in past years ran into difficulty in the recent period. American International Group (-11.4%) came under pressure as certain domestic business practices were questioned by regulators. Federal National Mortgage Association (-12.7%) was criticized by legislators in regard to accounting issues.

HURRICANES KATRINA AND RITA

The six-month period ended on a tragic note when hurricanes Katrina and Rita seriously damaged New Orleans and much of the Gulf Coast area. Our deepest sympathies go out to those whose friends and relatives lost their lives and the many Gulf Coast residents who were displaced. It is still unclear how much long-term effect these events will have on the economy as a whole. Some industries will surely feel at least some modest impact, while others may benefit from the rebuilding process. More generally, it would not be unusual at this point in an economic cycle for growth to slow next year.

As always, we appreciate your long-term commitment to investing and thank you for your support of AMCAP Fund.

Sincerely,


/s/ R. Michael Shanahan
R. Michael Shanahan
Vice Chairman of the Board


/s/ Claudia P. Huntington
Claudia P. Huntington
President and Principal Executive Officer

October 7, 2005

H. Frederick Christie, an independent Director of the fund since 1998, has been elected non-executive chairman of the Board. R. Michael Shanahan, the previous chairman, has been elected vice chairman. Claudia P. Huntington continues as president and principal executive officer. As independent Board chair, Mr. Christie will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. He will remain unaffiliated with Capital Research and Management Company, the fund's investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.


Average annual total returns for periods ended September 30, 2005 (the most recent calendar quarter):
                                                                                       1 year           5 years        Life of class

Class B shares -- first sold 3/15/00
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase                                        +5.40%           +1.42%            +2.32%
Not reflecting CDSC                                                                   +10.40%           +1.78%            +2.48%

Class C shares -- first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one year of purchase                                    +9.33%              --             +3.36%
Not reflecting CDSC                                                                   +10.33%              --             +3.36%

Class F shares(1) -- first sold 3/16/01
Not reflecting annual asset-based fee
charged by sponsoring firm                                                            +11.17%              --             +4.55%

Class 529-A shares(2) -- first sold 2/15/02
Reflecting 5.75% maximum sales charge                                                  +4.79%              --             +4.31%
Not reflecting maximum sales charge                                                   +11.19%              --             +6.02%

Class 529-B shares(2) -- first sold 2/19/02
Reflecting applicable CDSC, maximum
of 5%, payable only if shares are sold within six
years of purchase                                                                      +5.21%              --             +4.88%
Not reflecting CDSC                                                                   +10.21%              --             +5.60%

Class 529-C shares(2) -- first sold 2/19/02
Reflecting CDSC, maximum of 1%,
payable only if shares are sold within one year of purchase                            +9.21%              --             +5.62%
Not reflecting CDSC                                                                   +10.21%              --             +5.62%

Class 529-E shares(1,2) -- first sold 3/7/02                                          +10.86%              --             +4.62%

Class 529-F shares(1,2) -- first sold 9/17/02
Not reflecting annual asset-based
fee charged by sponsoring firm                                                        +11.20%              --            +13.84%


The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

(1) These shares are sold without any initial or contingent deferred sales charge.

(2) Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.




SUMMARY INVESTMENT PORTFOLIO
August 31, 2005

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
INDUSTRY SECTOR DIVERSIFICATION (percent of net assets)

Consumer discretionary          20.77 %
Health care                     17.12 %
Information technology          15.97 %
Financials                       8.66 %
Energy                           6.61 %
Other industries                15.01 %
Cash & equivalents              15.86 %
[end pie chart]

                                                                                                                         unaudited

                                                                                                        Market value    Percent of
Common stocks  - 84.14%                                                                   Shares            (000)       net assets


Consumer discretionary  - 20.77%
Lowe's Companies, Inc.                                                                  8,400,000     $    540,204       2.57%
Best Buy Co., Inc.                                                                      8,250,000          393,195        1.87
Target Corp.                                                                            7,050,000          378,938        1.81
Johnson Controls, Inc.                                                                  3,090,000          185,338         .88
Harley-Davidson Motor Co.                                                               3,341,900          164,622         .78
Outback Steakhouse, Inc.                                                                3,750,000          156,038         .74
Time Warner Inc.                                                                        8,647,500          154,963         .74
Liberty Media Corp., Class A (1)                                                       18,300,000          152,073         .72
Carnival Corp., units                                                                   3,025,200          149,263         .71
Michaels Stores, Inc.                                                                   4,010,000          145,563         .69
Ross Stores, Inc.                                                                       5,775,000          143,682         .68
Other securities                                                                                         1,796,071        8.58
                                                                                                         4,359,950       20.77

Health care  - 17.12%
WellPoint, Inc. (1)                                                                     5,723,800          424,992        2.03
Express Scripts, Inc. (1)                                                               4,900,000          283,514        1.35
Medtronic, Inc.                                                                         4,120,000          234,840        1.12
Guidant Corp.                                                                           3,100,000          218,984        1.04
HCA Inc.                                                                                4,177,000          205,926         .98
Forest Laboratories, Inc. (1)                                                           4,440,000          197,136         .94
Medco Health Solutions, Inc. (1)                                                        3,975,000          195,848         .93
Biogen Idec Inc. (1)                                                                    4,195,000          176,819         .84
AmerisourceBergen Corp.                                                                 1,960,000          146,353         .70
Other securities                                                                                         1,509,643        7.19
                                                                                                         3,594,055       17.12

Information technology  - 15.97%
Microsoft Corp.                                                                        12,720,000          348,528        1.66
First Data Corp.                                                                        7,569,825          314,526        1.50
Lexmark International, Inc., Class A (1)                                                4,211,000          265,209        1.26
Google Inc., Class A (1)                                                                  925,000          264,550        1.26
Cisco Systems, Inc. (1)                                                                12,829,300          226,052        1.08
Applied Materials, Inc.                                                                 8,450,000          154,720         .74
Other securities                                                                                         1,777,687        8.47
                                                                                                         3,351,272       15.97

Financials  - 8.66%
Fannie Mae                                                                              7,162,200          365,559        1.74
American International Group, Inc.                                                      6,165,000          364,968        1.74
Capital One Financial Corp.                                                             4,151,200          341,395        1.63
Freddie Mac                                                                             2,400,000          144,912         .69
Other securities                                                                                           601,387        2.86
                                                                                                         1,818,221        8.66

Energy  - 6.61%
Devon Energy Corp.                                                                      5,970,000          362,797        1.73
Schlumberger Ltd.                                                                       2,194,000          189,189         .90
Smith International, Inc.                                                               5,430,000          188,638         .90
Apache Corp.                                                                            2,150,000          153,983         .73
Other securities                                                                                           493,344        2.35
                                                                                                         1,387,951        6.61

Industrials  - 6.01%
Robert Half International Inc.                                                          6,800,000          229,024        1.09
General Dynamics Corp.                                                                  1,670,000          191,365         .91
United Parcel Service, Inc., Class B                                                    2,645,900          187,568         .89
Precision Castparts Corp.                                                               1,820,000          175,958         .84
General Electric Co.                                                                    4,000,000          134,440         .64
Other securities                                                                                           343,244        1.64
                                                                                                         1,261,599        6.01

Consumer staples  - 4.65%
Altria Group, Inc.                                                                      2,500,000          176,750         .84
Avon Products, Inc.                                                                     4,820,000          158,192         .75
PepsiCo, Inc.                                                                           2,865,000          157,145         .75
Other securities                                                                                           483,999        2.31
                                                                                                           976,086        4.65


Telecommunication services  - 1.68%
                                                                                                           353,013        1.68


Other - 0.96%
                                                                                                           199,498         .96

Miscellaneous  -  1.71%
Other common stocks in initial period of acquisition                                                       358,653        1.71


Total common stocks (cost: $13,649,243,000)                                                             17,660,298       84.14



                                                                               Principal amount
Short-term securities  - 16.19%                                                     (000)



Federal Home Loan Bank 3.11%-3.56% due 9/9-10/26/2005                                   $ 542,355          541,021        2.58
Procter & Gamble Co. 3.30%-3.53% due 9/19-9/30/2005 (2)                                   220,000          219,479        1.05
DuPont (E.I.) de Nemours & Co. 3.38%-3.55% due 9/22-10/14/2005                            193,100          192,559         .92
Freddie Mac 3.51%-3.54% due 10/24-10/31/2005                                              182,300          181,240         .86
Edison Asset Securitization LLC 3.36%-3.38% due 9/6-9/8/2005 (2)                           75,500           75,451
General Electric Co. 3.47% due 9/29/2005                                                   50,000           49,862
General Electric Capital Services, Inc. 3.58% due 10/12/2005                               39,500           39,344
General Electric Capital Corp. 3.56% due 9/1/2005                                          10,000            9,999         .83
HSBC Finance Corp. 3.37%-3.61% due 9/12-10/27/2005                                        150,000          149,377         .71
CAFCO, LLC 3.39%-3.63% due 9/13-10/17/2005 (2)                                            149,400          148,898         .71
Triple-A One Funding Corp. 3.47%-3.73% due 9/6-11/22/2005 (2)                             143,400          142,942         .68
Private Export Funding Corp. 3.23%-3.67% due 9/22-11/16/2005 (2)                          143,500          142,749         .68
Park Avenue Receivables Co., LLC 3.54%-3.66% due 10/4-10/27/2005 (2)                      101,000          100,536
Preferred Receivables Funding Corp. 3.60% due 10/14/2005 (2)                               41,000           40,819         .67
International Lease Finance Corp. 3.39%-3.62% due 9/12-10/18/2005                         116,200          115,922         .55
Medtronic Inc. 3.37% due 9/01/2005 (2)                                                     16,800           16,798         .08
Other securities                                                                                         1,229,669        5.87


Total short-term securities (cost: $3,396,737,000)                                                       3,396,665       16.19

Total investment securities (cost: $17,045,980,000)                                                     21,056,963      100.33
Other assets less liabilities                                                                              (68,574)       (.33)

Net assets                                                                                             $20,988,389     100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. The market value of the affiliated companies which are not among the fund's largest holdings is included in "Other securities" under their respective industry sectors.

Further details on these holdings and related transactions during the six months ended August 31, 2005, appear below.

                                                                                                                       MARKET VALUE
                                                                                                          DIVIDEND     OF AFFILIATES
COMPANY                                     BEGINNING SHARES    PURCHASES    SALES      ENDING SHARES     INCOME       AT 8/31/2005
                                                                                                           (000)          (000)
Outback Steakhouse, Inc.                       3,710,000          40,000         -       3,750,000        $ 975        $ 156,038
Medicis Pharmaceutical Corp., Class A          3,625,000               -         -       3,625,000          218          123,286
Power Integrations, Inc.                       1,850,000               -         -       1,850,000            -           40,922
                                                                                                        $ 1,193        $ 320,246


The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Security did not produce income during the last 12 months.

(2) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,713,904,000, which represented 8.17% of the net assets of the fund.

See Notes to Financial Statements




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                                                       unaudited
at August 31, 2005                                                       (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $16,753,647)                                                  $20,736,717
  Affiliated issuers (cost: $292,333)                                                           320,246                $21,056,963
 Cash                                                                                                                          204
 Receivables for:
  Sales of investments                                                                            2,046
  Sales of fund's shares                                                                         49,476
  Dividends and interest                                                                         12,629                     64,151
                                                                                                                        21,121,318
Liabilities:
 Payables for:
  Purchases of investments                                                                       90,687
  Repurchases of fund's shares                                                                   21,124
  Investment advisory services                                                                    5,176
  Services provided by affiliates                                                                14,356
  Deferred Directors' compensation                                                                1,500
  Other fees and expenses                                                                            86                    132,929
Net Assets at August 31, 2005                                                                                          $20,988,389

Net assets consist of:
 Capital paid in on shares of capital stock                                                                            $16,837,419
 Undistributed net investment income                                                                                        43,406
 Undistributed net realized gain                                                                                            96,678
 Net unrealized appreciation                                                                                             4,010,886
Net Assets at August 31, 2005                                                                                          $20,988,389


Total authorized capital stock - 2,000,000 shares, $1.00 par value (1,129,671 total shares outstanding)

                                           Net assets             Shares outstanding      Net asset value per share  (1)

Class A                                   $14,682,327                   785,629                     $18.69
Class B                                     1,068,274                    59,168                      18.05
Class C                                     1,446,841                    80,576                      17.96
Class F                                     1,871,979                   100,605                      18.61
Class 529-A                                   278,103                    14,910                      18.65
Class 529-B                                    64,567                     3,559                      18.14
Class 529-C                                    93,242                     5,136                      18.16
Class 529-E                                    16,664                       902                      18.47
Class 529-F                                     7,170                       384                      18.66
Class R-1                                      26,696                     1,462                      18.26
Class R-2                                     304,979                    16,719                      18.24
Class R-3                                     543,878                    29,425                      18.48
Class R-4                                     268,916                    14,423                      18.65
Class R-5                                     314,753                    16,773                      18.77

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.83 and $19.79, respectively.

See Notes to Financial Statements

Statement of operations
for the six months ended August 31, 2005
Investment income:                                                                                                        unaudited
 Income:                                                                                                     (dollars in thousands)
  Dividends (includes $1,193 from affiliates)                                                   $68,338
  Interest                                                                                       54,115                    $122,453

 Fees and expenses:(1)
  Investment advisory services                                                                   32,150
  Distribution services                                                                          33,102
  Transfer agent services                                                                         8,080
  Administrative services                                                                         4,580
  Reports to shareholders                                                                           382
  Registration statement and prospectus                                                           1,001
  Postage, stationery and supplies                                                                1,077
  Directors' compensation                                                                           275
  Auditing and legal                                                                                 59
  Custodian                                                                                          65
  State and local taxes                                                                             196
  Other                                                                                              13
   Total fees and expenses before reimbursements/waivers 80,980 Less reimbursement/waiver of fees and expenses:
  Investment advisory services                                                                    2,955
  Administrative services                                                                           252
  Total fees and expenses after reimbursements/waivers                                                                       77,773
 Net investment income                                                                                                       44,680

Net realized gain and unrealized
 appreciation on investments and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                                    99,940
  Non-U.S. currency transactions                                                                   (714)                     99,226
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                   824,602
  Non-U.S. currency translations                                                                    (97)                    824,505
   Net realized gain and unrealized appreciation
    on investments and non-U.S. currency                                                                                    923,731
Net increase in net assets resulting
 from operations                                                                                                           $968,411


(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS                                                                           (dollars in thousands)

                                                                                               Six months               Year ended
                                                                                            ended August 31,           February 28,
                                                                                                 2005*                     2005
Operations:
 Net investment income                                                                          $44,680                    $39,827
 Net realized gain on investments
  and non-U.S. currency transactions                                                             99,226                    442,289
 Net unrealized appreciation on investments
  and non-U.S. currency translations                                                            824,505                    212,227
  Net increase in net assets
   resulting from operations                                                                    968,411                    694,343

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                                                 -                    (34,346)
 Distributions from net realized gain on investments                                           (241,099)                  (123,204)
   Total distributions paid to shareholders                                                    (241,099)                  (157,550)

Capital share transactions                                                                    1,644,821                  3,686,135

Total increase in net assets                                                                  2,372,133                  4,222,928

Net assets:
 Beginning of period                                                                         18,616,256                 14,393,328
 End of period (including undistributed net
  investment income and distributions in excess of
  net investment income: $43,406 and $(1,274),
  respectively)                                                                             $20,988,389                $18,616,256

*    Unaudited

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                          UNAUDITED


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:



      Share class               Initial sales charge            Contingent deferred sales            Conversion feature
                                                                charge upon redemption

  Classes A and 529-A               Up to 5.75%                 None (except 1% for                           None
                                                                certain redemptions
                                                                 within one year of
                                                                purchase without an
                                                                initial sales charge)

  Classes B and 529-B                   None                    Declines from 5% to 0%          Classes B and 529-B convert to
                                                                for redemptions within                  classes A and 529-A,
                                                                six years of purchase           respectively, after eight years

        Class C                         None                   1% for redemptions within        Class C converts to Class F
                                                                 one year of purchase                   after 10 years

      Class 529-C                       None                   1% for redemptions within                      None
                                                                 one year of purchase

      Class 529-E                       None                            None                                  None

  Classes F and 529-F                   None                            None                                  None

Classes R-1, R-2, R-3,                  None                            None                                  None
      R-4 and R-5



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica  is a  registered  trademark  of the  Virginia  College
Savings Plan.(SM)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of August 31, 2005, the cost of investment securities for federal income tax purposes was $17,047,518,000.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains          $44,179
Undistributed short-term capital gains                                    15,152
Undistributed long-term capital gains                                     83,778
Gross unrealized appreciation on investment securities                 4,400,743
Gross unrealized depreciation on investment securities                 (391,298)
Net unrealized appreciation on investment securities                   4,009,445

During the six months ended August 31, 2005, the fund realized, on a tax basis, a net capital gain of $99,915,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):



                       Six months ended August 31, 2005
                      Distributions from ordinary income      Distributions from long-term capital gains    Total distributions paid
Share class
Class A                            $ -                                       $ 169,361                              $ 169,361
Class B                              -                                          12,827                                 12,827
Class C                              -                                          17,107                                 17,107
Class F                              -                                          21,039                                 21,039
Class 529-A                          -                                           3,084                                  3,084
Class 529-B                          -                                             755                                    755
Class 529-C                          -                                           1,074                                  1,074
Class 529-E                          -                                             188                                    188
Class 529-F                          -                                              81                                     81
Class R-1                            -                                             290                                    290
Class R-2                            -                                           3,396                                  3,396
Class R-3                            -                                           5,891                                  5,891
Class R-4                            -                                           2,413                                  2,413
Class R-5                            -                                           3,593                                  3,593
Total                              $ -                                       $ 241,099                              $ 241,099


                        Year ended February 28, 2005
                     Distributions from ordinary income      Distributions from long-term capital gains     Total distributions paid
Share class
Class A                       $ 31,410                                        $ 89,230                              $ 120,640
Class B                              -                                           6,795                                  6,795
Class C                              -                                           8,483                                  8,483
Class F                          1,614                                           9,563                                 11,177
Class 529-A                        199                                           1,359                                  1,558
Class 529-B                          -                                             367                                    367
Class 529-C                          -                                             486                                    486
Class 529-E                          -                                              84                                     84
Class 529-F                          -                                              34                                     34
Class R-1                            -                                             140                                    140
Class R-2                            -                                           1,515                                  1,515
Class R-3                            -                                           2,532                                  2,532
Class R-4                           58                                             963                                  1,021
Class R-5                        1,065                                           1,653                                  2,718
Total                         $ 34,346                                       $ 123,204                              $ 157,550


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.295% on such assets in excess of $21 billion. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended August 31, 2005, total investment advisory services fees waived by CRMC were $2,955,000. As a result, the fee shown on the accompanying financial statements of $32,150,000, which was equivalent to an annualized rate of 0.326%, was reduced to $29,195,000, or 0.296% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.


         SHARE CLASS                     CURRENTLY APPROVED LIMITS            PLAN LIMITS

         Class A                                    0.25%                         0.25%

         Class 529-A                                0.25                          0.50

         Classes B and 529-B                        1.00                          1.00

         Classes C, 529-C and R-1                   1.00                          1.00

         Class R-2                                  0.75                          1.00

         Classes 529-E and R-3                      0.50                          0.75

         Classes F, 529-F and R-4                   0.25                          0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended August 31, 2005, the total administrative services fees paid by CRMC were $2,000, and $250,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described above for the six months ended August 31, 2005, were as follows (dollars in thousands):

           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                             ADMINISTRATIVE
                                                                                                        SERVICES

             Class A         $15,636          $7,477         Not applicable     Not applicable        Not applicable

             Class B          5,105             603          Not applicable     Not applicable        Not applicable

             Class C          6,660          Included             $1,014              $181            Not applicable
                                                in
                                          administrative
                                             services

             Class F          2,132          Included              1,071               109            Not applicable
                                                in
                                          administrative
                                             services

           Class 529-A         212           Included               161                 22                 $125
                                                in
                                          administrative
                                             services

           Class 529-B         301           Included               39                  15                  30
                                                in
                                          administrative
                                             services

           Class 529-C         420           Included               55                  18                  42
                                                in
                                          administrative
                                             services

           Class 529-E          38           Included               10                  1                    8
                                                in
                                          administrative
                                             services

           Class 529-F          3            Included                4                  1                    3
                                                in
                                          administrative
                                             services

            Class R-1          123           Included               18                  8             Not applicable
                                                in
                                          administrative
                                             services

            Class R-2         1,026          Included               205                615            Not applicable
                                                in
                                          administrative
                                             services

            Class R-3         1,192          Included               357                156            Not applicable
                                                in
                                          administrative
                                             services

            Class R-4          254           Included               154                 8             Not applicable
                                                in
                                          administrative
                                             services

            Class R-5    Not applicable      Included               147                 3             Not applicable
                                                in
                                          administrative
                                             services

              Total          $33,102          $8,080             $3,235             $1,137                $208



DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $275,000, shown on the accompanying financial statements, includes $186,000 in current fees (either paid in cash or deferred) and a net increase of $89,000 in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Share class                                               Sales(1)                   Reinvestments of dividends and distributions
                                                     Amount       Shares                    Amount      Shares
Six months ended August 31, 2005
Class A                                          $ 1,518,523     83,759                   $ 162,162      8,861
Class B                                               90,832      5,186                      12,326        696
Class C                                              224,779     12,880                      16,251        923
Class F                                              447,671     24,790                      19,228      1,055
Class 529-A                                           48,252      2,664                       3,084        169
Class 529-B                                            7,248        411                         755         42
Class 529-C                                           15,924        903                       1,074         61
Class 529-E                                            2,612        146                         188         10
Class 529-F                                            1,420         78                          81          4
Class R-1                                              8,612        484                         290         16
Class R-2                                             75,722      4,263                       3,396        190
Class R-3                                            142,868      7,951                       5,888        325
Class R-4                                            119,468      6,569                       2,413        132
Class R-5                                             47,456      2,606                       3,573        195
Total net increase
   (decrease)                                    $ 2,751,387    152,690                   $ 230,709     12,679

Year ended February 28, 2005
Class A                                          $ 3,202,015    183,922                   $ 114,988      6,388
Class B                                              287,369     17,026                       6,534        374
Class C                                              508,556     30,182                       8,086        464
Class F                                              685,307     39,475                      10,183        568
Class 529-A                                           96,472      5,534                       1,558         87
Class 529-B                                           18,906      1,111                         367         21
Class 529-C                                           31,213      1,828                         486         27
Class 529-E                                            5,359        309                          84          5
Class 529-F                                            2,679        153                          34          2
Class R-1                                             15,979        932                         140          8
Class R-2                                            142,782      8,330                       1,515         86
Class R-3                                            278,314     16,067                       2,528        141
Class R-4                                            128,491      7,381                       1,021         56
Class R-5                                            173,592      9,718                       2,694        149
Total net increase
   (decrease)                                     $5,577,034    321,968                   $ 150,218      8,376


Share class                                          Repurchases(1)                         Net increase
                                                Amount         Shares                   Amount        Shares
Six months ended August 31, 2005
Class A                                           $ (869,125)    (47,945)                 $ 811,560     44,675
Class B                                              (52,725)     (3,008)                    50,433      2,874
Class C                                             (101,396)     (5,810)                   139,634      7,993
Class F                                             (172,206)     (9,543)                   294,693     16,302
Class 529-A                                           (7,050)       (386)                    44,286      2,447
Class 529-B                                           (1,440)        (81)                     6,563        372
Class 529-C                                           (2,908)       (164)                    14,090        800
Class 529-E                                             (271)        (15)                     2,529        141
Class 529-F                                             (316)        (17)                     1,185         65
Class R-1                                             (6,459)       (366)                     2,443        134
Class R-2                                            (28,675)     (1,615)                    50,443      2,838
Class R-3                                            (44,188)     (2,457)                   104,568      5,819
Class R-4                                            (29,103)     (1,607)                    92,778      5,094
Class R-5                                            (21,413)     (1,172)                    29,616      1,629
Total net increase
   (decrease)                                   $ (1,337,275)    (74,186)               $ 1,644,821     91,183

Year ended February 28, 2005
Class A                                         $ (1,447,417)    (83,011)               $ 1,869,586    107,299
Class B                                              (75,571)     (4,465)                   218,332     12,935
Class C                                             (135,629)     (8,029)                   381,013     22,617
Class F                                             (206,673)    (11,931)                   488,817     28,112
Class 529-A                                           (8,290)       (475)                    89,740      5,146
Class 529-B                                           (1,433)        (84)                    17,840      1,048
Class 529-C                                           (3,266)       (190)                    28,433      1,665
Class 529-E                                             (783)        (45)                     4,660        269
Class 529-F                                             (404)        (23)                     2,309        132
Class R-1                                             (4,964)       (292)                    11,155        648
Class R-2                                            (35,337)     (2,056)                   108,960      6,360
Class R-3                                            (60,046)     (3,468)                   220,796     12,740
Class R-4                                            (26,875)     (1,543)                   102,637      5,894
Class R-5                                            (34,429)     (1,964)                   141,857      7,903
Total net increase
   (decrease)                                   $ (2,041,117)   (117,576)               $ 3,686,135    212,768

(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,783,247,000 and $1,146,058,000, respectively, during the six months ended August 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended August 31, 2005, the custodian fee of $65,000, shown on the accompanying financial statements, includes $9,000 that was offset by this reduction, rather than paid in cash.




Financial highlights (1)

                                                                               Income (loss) from investment operations(2)
                                                                                                     Net
                                                        Net asset                               gains (losses)
                                                         value,                Net              on securities          Total from
                                                        beginning          investment           (both realized         investment
                                                        of period         income (loss)        and unrealized)         operations
Class A:
 Six months ended 8/31/2005 (5)                          $18.02               $.05                   $.84                 $.89
 Year ended 2/28/2005                                     17.50                .06                    .63                  .69
 Year ended 2/29/2004                                     12.78                .02                   4.70                 4.72
 Year ended 2/28/2003                                     15.29                .03                  (2.42)               (2.39)
 Year ended 2/28/2002                                     17.24                .09                  (1.24)               (1.15)
 Year ended 2/28/2001                                     19.00                .22                    .38                  .60
Class B:
 Six months ended 8/31/2005 (5)                           17.48               (.02)                   .81                  .79
 Year ended 2/28/2005                                     17.07               (.07)                   .61                  .54
 Year ended 2/29/2004                                     12.56               (.10)                  4.61                 4.51
 Year ended 2/28/2003                                     15.12               (.07)                 (2.39)               (2.46)
 Year ended 2/28/2002                                     17.14               (.04)                 (1.23)               (1.27)
 Period from 3/15/2000 to 2/28/2001                       19.06                .09                    .31                  .40
Class C:
 Six months ended 8/31/2005 (5)                           17.39               (.02)                   .81                  .79
 Year ended 2/28/2005                                     16.99               (.08)                   .61                  .53
 Year ended 2/29/2004                                     12.51               (.11)                  4.59                 4.48
 Year ended 2/28/2003                                     15.07               (.07)                 (2.39)               (2.46)
 Period from 3/15/2001 to 2/28/2002                       16.50               (.07)                  (.59)                (.66)
Class F:
 Six months ended 8/31/2005 (5)                           17.94                .05                    .84                  .89
 Year ended 2/28/2005                                     17.41                .06                    .62                  .68
 Year ended 2/29/2004                                     12.73                .01                   4.67                 4.68
 Year ended 2/28/2003                                     15.25                .03                  (2.41)               (2.38)
 Period from 3/16/2001 to 2/28/2002                       16.34                .05                   (.33)                (.28)
Class 529-A:
 Six months ended 8/31/2005 (5)                           17.99                .04                    .84                  .88
 Year ended 2/28/2005                                     17.46                .06                    .62                  .68
 Year ended 2/29/2004                                     12.76                .01                   4.70                 4.71
 Year ended 2/28/2003                                     15.29                .04                  (2.43)               (2.39)
 Period from 2/15/2002 to 2/28/2002                       15.48                .01                   (.20)                (.19)
Class 529-B:
 Six months ended 8/31/2005 (5)                           17.58               (.03)                   .81                  .78
 Year ended 2/28/2005                                     17.20               (.10)                   .61                  .51
 Year ended 2/29/2004                                     12.68               (.13)                  4.65                 4.52
 Year ended 2/28/2003                                     15.28               (.08)                 (2.42)               (2.50)
 Period from 2/19/2002 to 2/28/2002                       15.21                 -   (7)               .07                  .07
Class 529-C:
 Six months ended 8/31/2005 (5)                           17.59               (.03)                   .82                  .79
 Year ended 2/28/2005                                     17.21               (.10)                   .61                  .51
 Year ended 2/29/2004                                     12.68               (.13)                  4.66                 4.53
 Year ended 2/28/2003                                     15.28               (.08)                 (2.42)               (2.50)
 Period from 2/19/2002 to 2/28/2002                       15.21                 -   (7)               .07                  .07
Class 529-E:
 Six months ended 8/31/2005 (5)                           17.85                .02                   .82                   .84
 Year ended 2/28/2005                                     17.37               (.01)                  .62                   .61
 Year ended 2/29/2004                                     12.73               (.05)                  4.69                 4.64
 Period from 3/7/2002 to 2/28/2003                        16.08               (.01)                 (3.22)               (3.23)
Class 529-F:
 Six months ended 8/31/2005 (5)                           17.99                .05                   .84                   .89
 Year ended 2/28/2005                                     17.46                .04                   .62                   .66
 Year ended 2/29/2004                                     12.78               (.01)                  4.69                 4.68
 Period from 9/17/2002 to 2/28/2003                       12.80                .01                      - (7)              .01
Class R-1:
 Six months ended 8/31/2005 (5)                           17.69               (.03)                   .82                  .79
 Year ended 2/28/2005                                     17.28               (.08)                   .62                  .54
 Year ended 2/29/2004                                     12.73               (.12)                  4.68                 4.56
 Period from 6/26/2002 to 2/28/2003                       13.96               (.04)                 (1.19)               (1.23)
Class R-2:
 Six months ended 8/31/2005 (5)                           17.66               (.02)                   .82                  .80
 Year ended 2/28/2005                                     17.26               (.07)                   .60                  .53
 Year ended 2/29/2004                                     12.71               (.11)                  4.66                 4.55
 Period from 5/21/2002 to 2/28/2003                       15.51               (.05)                 (2.63)               (2.68)
Class R-3:
 Six months ended 8/31/2005 (5)                           17.86                .02                    .82                  .84
 Year ended 2/28/2005                                     17.37                  - (7)                .62                  .62
 Year ended 2/29/2004                                     12.75               (.05)                  4.67                 4.62
 Period from 6/4/2002 to 2/28/2003                        15.06               (.01)                 (2.17)               (2.18)
Class R-4:
 Six months ended 8/31/2005 (5)                           17.99                .05                    .83                  .88
 Year ended 2/28/2005                                     17.45                .06                    .62                  .68
 Year ended 2/29/2004                                     12.76                .01                   4.69                 4.70
 Period from 5/20/2002 to 2/28/2003                       15.67                .02                  (2.78)               (2.76)
Class R-5:
 Six months ended 8/31/2005 (5)                           18.07                .07                    .85                  .92
 Year ended 2/28/2005                                     17.54                .11                    .63                  .74
 Year ended 2/29/2004                                     12.78                .06                   4.71                 4.77
 Period from 5/15/2002 to 2/28/2003                       15.72                .06                  (2.85)               (2.79)


                                                                                Dividends and distributions

                                                         Dividends
                                                         (from net                       Distributions                Total
                                                         investment                      (from capital            dividends and
                                                         income)                         gains)                   distributions
Class A:
 Six months ended 8/31/2005 (5)                              $-                             $(.22)                       $(.22)
 Year ended 2/28/2005                                      (.04)                             (.13)                        (.17)
 Year ended 2/29/2004                                        -  (7)                            -                            -   (7)
 Year ended 2/28/2003                                      (.02)                             (.10)                        (.12)
 Year ended 2/28/2002                                      (.09)                             (.71)                        (.80)
 Year ended 2/28/2001                                      (.10)                            (2.26)                       (2.36)
Class B:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -                                 -                            -
 Year ended 2/28/2003                                        -                               (.10)                        (.10)
 Year ended 2/28/2002                                      (.04)                             (.71)                        (.75)
 Period from 3/15/2000 to 2/28/2001                        (.06)                            (2.26)                       (2.32)
Class C:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -                                 -                            -
 Year ended 2/28/2003                                        -                               (.10)                        (.10)
 Period from 3/15/2001 to 2/28/2002                        (.06)                             (.71)                        (.77)
Class F:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                      (.02)                             (.13)                        (.15)
 Year ended 2/29/2004                                        -  (7)                            -                            -   (7)
 Year ended 2/28/2003                                      (.04)                             (.10)                        (.14)
 Period from 3/16/2001 to 2/28/2002                        (.10)                             (.71)                        (.81)
Class 529-A:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                      (.02)                             (.13)                        (.15)
 Year ended 2/29/2004                                      (.01)                               -                          (.01)
 Year ended 2/28/2003                                      (.04)                             (.10)                        (.14)
 Period from 2/15/2002 to 2/28/2002                          -                                 -                           -
Class 529-B:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -                                 -                            -
 Year ended 2/28/2003                                        -                               (.10)                        (.10)
 Period from 2/19/2002 to 2/28/2002                          -                                 -                            -
Class 529-C:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -                                 -                            -
 Year ended 2/28/2003                                        -                               (.10)                        (.10)
 Period from 2/19/2002 to 2/28/2002                          -                                 -                            -
Class 529-E:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -                                 -                            -
 Period from 3/7/2002 to 2/28/2003                         (.02)                             (.10)                        (.12)
Class 529-F:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -  (7)                            -                            -   (7)
 Period from 9/17/2002 to 2/28/2003                        (.03)                               -                          (.03)
Class R-1:
 Six months ended 8/31/2005 (5)                              $-                             $(.22)                       $(.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                      (.01)                               -                          (.01)
 Period from 6/26/2002 to 2/28/2003                          -                                 -                            -
Class R-2:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -  (7)                            -                            -   (7)
 Period from 5/21/2002 to 2/28/2003                        (.02)                             (.10)                        (.12)
Class R-3:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                        -                               (.13)                        (.13)
 Year ended 2/29/2004                                        -  (7)                            -                            -   (7)
 Period from 6/4/2002 to 2/28/2003                         (.03)                             (.10)                        (.13)
Class R-4:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                      (.01)                             (.13)                        (.14)
 Year ended 2/29/2004                                      (.01)                               -                          (.01)
 Period from 5/20/2002 to 2/28/2003                        (.05)                             (.10)                        (.15)
Class R-5:
 Six months ended 8/31/2005 (5)                              -                               (.22)                        (.22)
 Year ended 2/28/2005                                      (.08)                             (.13)                        (.21)
 Year ended 2/29/2004                                      (.01)                               -                          (.01)
 Period from 5/15/2002 to 2/28/2003                        (.05)                             (.10)                        (.15)


                                                        Net asset                                                     Net assets,
                                                       value, end                           Total                    end of period
                                                        of period                         return (3)                 (in millions)
Class A:
 Six months ended 8/31/2005 (5)                          $18.69                              4.98%                     $14,682
 Year ended 2/28/2005                                     18.02                              3.94                       13,350
 Year ended 2/29/2004                                     17.50                             36.96                       11,086
 Year ended 2/28/2003                                     12.78                            (15.70)                       6,641
 Year ended 2/28/2002                                     15.29                             (7.08)                       7,356
 Year ended 2/28/2001                                     17.24                              3.03                        7,417
Class B:
 Six months ended 8/31/2005 (5)                           18.05                              4.55                        1,068
 Year ended 2/28/2005                                     17.48                              3.13                          984
 Year ended 2/29/2004                                     17.07                             35.91                          740
 Year ended 2/28/2003                                     12.56                            (16.36)                         299
 Year ended 2/28/2002                                     15.12                             (7.82)                         174
 Period from 3/15/2000 to 2/28/2001                       17.14                              1.93                           41
Class C:
 Six months ended 8/31/2005 (5)                           17.96                              4.58                        1,447
 Year ended 2/28/2005                                     17.39                              3.09                        1,262
 Year ended 2/29/2004                                     16.99                             35.81                          849
 Year ended 2/28/2003                                     12.51                            (16.42)                         274
 Period from 3/15/2001 to 2/28/2002                       15.07                             (4.44)                         112
Class F:
 Six months ended 8/31/2005 (5)                           18.61                              5.00                        1,872
 Year ended 2/28/2005                                     17.94                              3.88                        1,513
 Year ended 2/29/2004                                     17.41                             36.81                          978
 Year ended 2/28/2003                                     12.73                            (15.74)                         289
 Period from 3/16/2001 to 2/28/2002                       15.25                             (2.12)                         131
Class 529-A:
 Six months ended 8/31/2005 (5)                           18.65                              4.93                          278
 Year ended 2/28/2005                                     17.99                              3.86                          224
 Year ended 2/29/2004                                     17.46                             36.90                          128
 Year ended 2/28/2003                                     12.76                            (15.73)                          39
 Period from 2/15/2002 to 2/28/2002                       15.29                             (1.23)                           1
Class 529-B:
 Six months ended 8/31/2005 (5)                           18.14                              4.47                           65
 Year ended 2/28/2005                                     17.58                              2.94                           56
 Year ended 2/29/2004                                     17.20                             35.65                           37
 Year ended 2/28/2003                                     12.68                            (16.45)                          12
 Period from 2/19/2002 to 2/28/2002                       15.28                               .46                             - (8)
Class 529-C:
 Six months ended 8/31/2005 (5)                           18.16                              4.53                           93
 Year ended 2/28/2005                                     17.59                              2.93                           76
 Year ended 2/29/2004                                     17.21                             35.72                           46
 Year ended 2/28/2003                                     12.68                            (16.45)                          14
 Period from 2/19/2002 to 2/28/2002                       15.28                               .46                             - (8)
Class 529-E:
 Six months ended 8/31/2005 (5)                           18.47                              4.74                           17
 Year ended 2/28/2005                                     17.85                              3.48                           14
 Year ended 2/29/2004                                     17.37                             36.45                            8
 Period from 3/7/2002 to 2/28/2003                        12.73                            (20.18)                           3
Class 529-F:
 Six months ended 8/31/2005 (5)                           18.66                              4.98                            7
 Year ended 2/28/2005                                     17.99                              3.75                            6
 Year ended 2/29/2004                                     17.46                             36.66                            3
 Period from 9/17/2002 to 2/28/2003                       12.78                               .05                            -  (8)
Class R-1:
 Six months ended 8/31/2005 (5)                           18.26                              4.50                           27
 Year ended 2/28/2005                                     17.69                              3.09                           23
 Year ended 2/29/2004                                     17.28                             35.81                           12
 Period from 6/26/2002 to 2/28/2003                       12.73                             (8.81)                          1
Class R-2:
 Six months ended 8/31/2005 (5)                           18.24                              4.57                          305
 Year ended 2/28/2005                                     17.66                              3.04                          245
 Year ended 2/29/2004                                     17.26                             35.80                          130
 Period from 5/21/2002 to 2/28/2003                       12.71                            (17.37)                          25
Class R-3:
 Six months ended 8/31/2005 (5)                           18.48                              4.74                          544
 Year ended 2/28/2005                                     17.86                              3.54                          421
 Year ended 2/29/2004                                     17.37                             36.27                          189
 Period from 6/4/2002 to 2/28/2003                        12.75                            (14.58)                          24
Class R-4:
 Six months ended 8/31/2005 (5)                           18.65                              4.93                          269
 Year ended 2/28/2005                                     17.99                              3.85                          168
 Year ended 2/29/2004                                     17.45                             36.84                           60
 Period from 5/20/2002 to 2/28/2003                       12.76                            (17.74)                          3
Class R-5:
 Six months ended 8/31/2005 (5)                           18.77                              5.13                          315
 Year ended 2/28/2005                                     18.07                              4.20                          274
 Year ended 2/29/2004                                     17.54                             37.32                          127
 Period from 5/15/2002 to 2/28/2003                       12.78                            (17.83)                          53


                                                     Ratio of expenses                 Ratio of expenses
                                                      to average net                    to average net                 Ratio of
                                                       assets before                     assets after              net income (loss)
                                                      reimbursements/                   reimbursements/               to average
                                                          waivers                           waivers(4)                net assets
Class A:
 Six months ended 8/31/2005 (5)                             .69%(6)                           .66%(6)                      .58% (6)
 Year ended 2/28/2005                                       .69                               .68                          .36
 Year ended 2/29/2004                                       .73                               .73                          .11
 Year ended 2/28/2003                                       .77                               .77                          .25
 Year ended 2/28/2002                                       .71                               .71                          .58
 Year ended 2/28/2001                                       .67                               .67                         1.18
Class B:
 Six months ended 8/31/2005 (5)                            1.47 (6)                          1.44 (6)                     (.20) (6)
 Year ended 2/28/2005                                      1.48                              1.47                         (.41)
 Year ended 2/29/2004                                      1.50                              1.50                         (.66)
 Year ended 2/28/2003                                      1.55                              1.55                         (.52)
 Year ended 2/28/2002                                      1.49                              1.49                         (.27)
 Period from 3/15/2000 to 2/28/2001                        1.47 (6)                          1.47 (6)                      .50  (6)
Class C:
 Six months ended 8/31/2005 (5)                            1.52 (6)                          1.49 (6)                     (.25) (6)
 Year ended 2/28/2005                                      1.54                              1.53                         (.47)
 Year ended 2/29/2004                                      1.56                              1.56                         (.73)
 Year ended 2/28/2003                                      1.59                              1.59                         (.55)
 Period from 3/15/2001 to 2/28/2002                        1.61 (6)                          1.61 (6)                     (.46) (6)
Class F:
 Six months ended 8/31/2005 (5)                             .74 (6)                           .71 (6)                      .53  (6)
 Year ended 2/28/2005                                       .76                               .75                          .31
 Year ended 2/29/2004                                       .78                               .78                          .05
 Year ended 2/28/2003                                       .82                               .82                          .22
 Period from 3/16/2001 to 2/28/2002                         .84 (6)                           .84 (6)                      .31  (6)
Class 529-A:
 Six months ended 8/31/2005 (5)                             .77 (6)                           .74 (6)                      .50  (6)
 Year ended 2/28/2005                                       .77                               .76                          .31
 Year ended 2/29/2004                                       .77                               .77                          .06
 Year ended 2/28/2003                                       .78                               .78                          .28
 Period from 2/15/2002 to 2/28/2002                         .03                               .03                          .03
Class 529-B:
 Six months ended 8/31/2005 (5)                            1.64 (6)                          1.61 (6)                     (.36) (6)
 Year ended 2/28/2005                                      1.66                              1.65                         (.59)
 Year ended 2/29/2004                                      1.68                              1.68                         (.85)
 Year ended 2/28/2003                                      1.71                              1.71                         (.65)
 Period from 2/19/2002 to 2/28/2002                         .04                               .04                           -   (9)
Class 529-C:
 Six months ended 8/31/2005 (5)                            1.62 (6)                          1.59 (6)                     (.35) (6)
 Year ended 2/28/2005                                      1.65                              1.64                         (.58)
 Year ended 2/29/2004                                      1.67                              1.67                         (.84)
 Year ended 2/28/2003                                      1.69                              1.69                         (.63)
 Period from 2/19/2002 to 2/28/2002                         .04                               .04                           -   (9)
Class 529-E:
 Six months ended 8/31/2005 (5)                            1.10 (6)                          1.07 (6)                      .17  (6)
 Year ended 2/28/2005                                      1.13                              1.12                         (.05)
 Year ended 2/29/2004                                      1.14                              1.14                         (.31)
 Period from 3/7/2002 to 2/28/2003                         1.16 (6)                          1.16 (6)                     (.09) (6)
Class 529-F:
 Six months ended 8/31/2005 (5)                             .69 (6)                           .66 (6)                      .58  (6)
 Year ended 2/28/2005                                       .88                               .87                          .20
 Year ended 2/29/2004                                       .89                               .89                         (.07)
 Period from 9/17/2002 to 2/28/2003                         .40                               .40                          .07
Class R-1:
 Six months ended 8/31/2005 (5)                            1.56 (6)                          1.52 (6)                     (.28) (6)
 Year ended 2/28/2005                                      1.57                              1.54                         (.47)
 Year ended 2/29/2004                                      1.60                              1.57                         (.75)
 Period from 6/26/2002 to 2/28/2003                        3.01 (6)                          1.58 (6)                     (.49) (6)
Class R-2:
 Six months ended 8/31/2005 (5)                            1.70 (6)                          1.49 (6)                     (.25) (6)
 Year ended 2/28/2005                                      1.73                              1.51                         (.43)
 Year ended 2/29/2004                                      1.91                              1.53                         (.70)
 Period from 5/21/2002 to 2/28/2003                        2.21 (6)                          1.54 (6)                     (.46) (6)
Class R-3:
 Six months ended 8/31/2005 (5)                            1.06 (6)                          1.03 (6)                      .21  (6)
 Year ended 2/28/2005                                      1.08                              1.07                          .01
 Year ended 2/29/2004                                      1.16                              1.15                         (.32)
 Period from 6/4/2002 to 2/28/2003                         1.29 (6)                          1.16 (6)                     (.09) (6)
Class R-4:
 Six months ended 8/31/2005 (5)                             .75 (6)                           .72 (6)                      .51  (6)
 Year ended 2/28/2005                                       .76                               .75                          .35
 Year ended 2/29/2004                                       .78                               .78                          .05
 Period from 5/20/2002 to 2/28/2003                         .95 (6)                           .81 (6)                      .24  (6)
Class R-5:
 Six months ended 8/31/2005 (5)                             .45 (6)                           .42 (6)                      .82  (6)
 Year ended 2/28/2005                                       .45                               .44                          .62
 Year ended 2/29/2004                                       .47                               .47                          .37
 Period from 5/15/2002 to 2/28/2003                         .48 (6)                           .48 (6)                      .58  (6)


                                                        Six months ended
                                                           August 31,                     Year ended February 28 or 29
                                                            2005(5)           2005      2004        2003       2002       2001

Portfolio turnover rate for all classes of shares              7%             16%        17%         18%        25%        39%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than one cent.

(8)  Amount less than $1 million.

(9)  Amount less than .01 percent.


See Notes to Financial Statements




EXPENSE EXAMPLE                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005, through August 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                BEGINNING        ENDING          EXPENSES       ANNUALIZED
                                                 ACCOUNT         ACCOUNT        PAID DURING    EXPENSE RATIO
                                                  VALUE           VALUE          PERIOD (1)
                                                 3/1/2005       8/31/2005


Class A -- actual return                      $1,000.00         $1,049.76        $3.41             .66%
Class A -- assumed 5% return                   1,000.00          1,021.88         3.36             .66

Class B -- actual return                       1,000.00          1,045.55         7.42            1.44
Class B -- assumed 5% return                   1,000.00          1,017.95         7.32            1.44

Class C -- actual return                       1,000.00          1,045.79         7.68            1.49
Class C -- assumed 5% return                   1,000.00          1,017.69         7.58            1.49

Class F -- actual return                       1,000.00          1,049.98         3.67             .71
Class F -- assumed 5% return                   1,000.00          1,021.63         3.62             .71

Class 529-A -- actual return                   1,000.00          1,049.27         3.82             .74
Class 529-A -- assumed 5% return               1,000.00          1,021.48         3.77             .74

Class 529-B -- actual return                   1,000.00          1,044.72         8.30            1.61
Class 529-B -- assumed 5% return               1,000.00          1,017.09         8.19            1.61

Class 529-C -- actual return                   1,000.00          1,045.27         8.20            1.59
Class 529-C -- assumed 5% return               1,000.00          1,017.19         8.08            1.59

Class 529-E -- actual return                   1,000.00          1,047.42         5.52            1.07
Class 529-E -- assumed 5% return               1,000.00          1,019.81         5.45            1.07

Class 529-F -- actual return                   1,000.00          1,049.83         3.41             .66
Class 529-F -- assumed 5% return               1,000.00          1,021.88         3.36             .66

Class R-1 -- actual return                     1,000.00          1,045.00         7.83            1.52
Class R-1 -- assumed 5% return                 1,000.00          1,017.54         7.73            1.52

Class R-2 -- actual return                     1,000.00          1,045.66         7.68            1.49
Class R-2 -- assumed 5% return                 1,000.00          1,017.69         7.58            1.49

Class R-3 -- actual return                     1,000.00          1,047.39         5.32            1.03
Class R-3 -- assumed 5% return                 1,000.00          1,020.01         5.24            1.03

Class R-4 -- actual return                     1,000.00          1,049.29         3.72             .72
Class R-4 -- assumed 5% return                 1,000.00          1,021.58         3.67             .72

Class R-5 -- actual return                     1,000.00          1,051.29         2.17             .42
Class R-5 -- assumed 5% return                 1,000.00          1,023.09         2.14             .42


(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).




APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board has approved the renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company
(CRMC) for an additional one-year term through March 31, 2006. The renewal of the agreement was approved by the Board following the recommendation of the fund's Contracts Committee (the "committee"), which is composed of all the fund's independent Board members. The information, material factors and conclusions that formed the basis for the committee's recommendation and the Board's subsequent approval are described below.

1. INFORMATION RECEIVED

Materials reviewed -- During the course of each year, the independent Board members receive a wide variety of materials relating to the services provided by CRMC, including reports on the fund's investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund's investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process -- The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Board members. The committee discussed the renewal of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.

2. NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources -- The Board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services -- The Board and the committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep Board members informed; and its attention to matters that may involve conflicts of interest with the fund. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal and fund accounting and treasury functions.

The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit the fund and its shareholders.

3. INVESTMENT RESULTS

The Board and the committee considered the fund's investment objective of to seek capital appreciation and the investment results of the fund in light of this objective. They compared the fund's total returns with the Lipper Multi-Cap Core Funds Index (the Lipper category that includes the fund) and the Lipper Growth Funds Index (another relevant Lipper category given the fund's investment objective). The Board and the committee noted that the fund's investment results significantly exceeded the results of both indices for the five- and 10-year periods ended October 31, 2004, and approximated or exceeded both indices for the 10-month and one-year periods ended October 31, 2004. The Board and the committee further observed that a hypothetical $10,000 investment in the fund as of December 31, 1993, at net asset value would have yielded, through September 30, 2004, a 44% greater return than the same investment in the Lipper Growth Fund Index, a 28% greater return than the same investment in the Lipper Multi-Cap Core Funds Index, and a 14% greater return than the same investment in the S&P 500 Index. The Board and the committee ultimately concluded that CRMC's record in managing the fund indicates that its continued management will benefit the fund and its shareholders.

4. ADVISORY FEES AND TOTAL EXPENSES

The Board and the committee compared the advisory fees and total expenses of the fund (each as a percentage of average net assets) with the average fee and expense levels of other funds in the Lipper Multi-Cap Core Funds Index. The Board and the committee observed that the fund's advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all 30 funds currently in that Index. The Board and the committee also noted the 5% voluntary advisory fee waiver that CRMC put into effect complexwide during 2004. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit the fund and its shareholders.

The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to American Funds, and the more comprehensive regulatory regime applicable to mutual funds.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the committee reviewed information regarding CRMC's costs of providing services to American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several, large publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that existing breakpoints in the fund's advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that the fund's cost structure was reasonable and that CRMC was sharing economies of scale with the fund and its shareholders, to their benefit.

6. ANCILLARY BENEFITS

The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund's shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, and that the renewal of the agreement was in the best interests of the fund and its shareholders.

There are several ways to invest in AMCAP Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM. IF YOU RESIDE IN A STATE OTHER THAN VIRGINIA, THERE MAY BE AN IN-STATE PLAN THAT PROVIDES TAX AND OTHER BENEFITS NOT AVAILABLE THROUGH COLLEGEAMERICA. TALK TO YOUR TAX ADVISER. COLLEGEAMERICA IS DISTRIBUTED BY AMERICAN FUNDS DISTRIBUTORS AND SOLD THROUGH UNAFFILIATED INTERMEDIARIES.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2005, portfolio of AMCAP Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of AMCAP Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan (SM)


OFFICE OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-902-1005P

Litho in USA AG/CG/8078-S4356

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


AMCAP FUND
INVESTMENT PORTFOLIO


August 31, 2005
                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 84.14%                                                                               Shares                   (000)

CONSUMER DISCRETIONARY -- 20.77%
Lowe's Companies, Inc.                                                                             8,400,000             $   540,204
Best Buy Co., Inc.                                                                                 8,250,000                 393,195
Target Corp.                                                                                       7,050,000                 378,938
Johnson Controls, Inc.                                                                             3,090,000                 185,338
Harley-Davidson Motor Co.                                                                          3,341,900                 164,622
Outback Steakhouse, Inc. (1)                                                                       3,750,000                 156,038
Time Warner Inc.                                                                                   8,647,500                 154,963
Liberty Media Corp., Class A(2)                                                                   18,300,000                 152,073
Carnival Corp., units                                                                              3,025,200                 149,263
Michaels Stores, Inc.                                                                              4,010,000                 145,563
Ross Stores, Inc.                                                                                  5,775,000                 143,682
Kohl's Corp.(2)                                                                                    2,625,000                 137,681
Williams-Sonoma, Inc.(2)                                                                           3,205,200                 129,009
Brinker International, Inc.(2)                                                                     3,125,000                 116,094
Garmin Ltd.                                                                                        1,998,600                 115,719
Comcast Corp., Class A, special nonvoting stock(2)                                                 2,500,000                  75,450
Comcast Corp., Class A(2)                                                                          1,200,000                  36,900
Gentex Corp.                                                                                       6,130,000                 104,946
Starbucks Corp.(2)                                                                                 2,020,000                  99,061
Amazon.com, Inc.(2)                                                                                2,100,000                  89,670
IAC/InterActiveCorp(2)                                                                             3,635,000                  89,239
Dollar General Corp.                                                                               4,250,000                  81,005
Expedia, Inc.(2)                                                                                   3,635,000                  80,915
Clear Channel Communications, Inc.                                                                 2,362,500                  78,671
Walt Disney Co.                                                                                    3,000,000                  75,570
Sonic Corp.(2)                                                                                     2,450,000                  74,945
CarMax, Inc.(2)                                                                                    2,000,000                  63,720
Liberty Global, Inc., Class A(2)                                                                   1,129,812                  57,338
eBay Inc.(2)                                                                                       1,400,000                  56,686
Panera Bread Co., Class A(2)                                                                         950,000                  52,953
Discovery Holding Co.(2)                                                                           2,830,000                  42,846
Interpublic Group of Companies, Inc.(2)                                                            2,384,000                  28,918
Applebee's International, Inc.                                                                     1,100,000                  24,321
Education Management Corp.(2)                                                                        700,000                  23,709
International Game Technology                                                                        850,000                  23,562
P.F. Chang's China Bistro, Inc.(2)                                                                   410,000                  20,984
Gap, Inc.                                                                                            850,000                  16,159
                                                                                                                           4,359,950


HEALTH CARE -- 17.12%
WellPoint, Inc.(2)                                                                                 5,723,800             $   424,992
Express Scripts, Inc.(2)                                                                           4,900,000                 283,514
Medtronic, Inc.                                                                                    4,120,000                 234,840
Guidant Corp.                                                                                      3,100,000                 218,984
HCA Inc.                                                                                           4,177,000                 205,926
Forest Laboratories, Inc.(2)                                                                       4,440,000                 197,136
Medco Health Solutions, Inc.(2)                                                                    3,975,000                 195,848
Biogen Idec Inc.(2)                                                                                4,195,000                 176,819
AmerisourceBergen Corp.                                                                            1,960,000                 146,353
Amgen Inc.(2)                                                                                      1,555,000                 124,244
Medicis Pharmaceutical Corp., Class A(1)                                                           3,625,000                 123,286
Lincare Holdings Inc.(2)                                                                           2,800,000                 118,552
Celgene Corp.(2)                                                                                   2,300,000                 115,460
St. Jude Medical, Inc.(2)                                                                          2,424,200                 111,271
Caremark Rx, Inc.(2)                                                                               2,300,000                 107,479
Bristol-Myers Squibb Co.                                                                           4,225,000                 103,386
Genentech, Inc.(2)                                                                                 1,000,000                  93,940
IDEXX Laboratories, Inc.(2)                                                                        1,340,000                  85,814
Kinetic Concepts, Inc.(2)                                                                          1,245,000                  68,226
Abbott Laboratories                                                                                1,400,000                  63,182
Becton, Dickinson and Co.                                                                          1,200,000                  63,156
Cephalon, Inc.(2)                                                                                  1,500,000                  60,780
Eli Lilly and Co.                                                                                    900,000                  49,518
McKesson Corp.                                                                                       900,000                  42,003
Barr Pharmaceuticals, Inc.(2)                                                                        700,000                  31,927
Johnson & Johnson                                                                                    500,000                  31,695
Sanofi-Aventis                                                                                       350,000                  29,854
ResMed Inc(2)                                                                                        300,000                  21,702
Applera Corp. - Applied Biosystems Group                                                           1,000,000                  21,500
Henry Schein, Inc.(2)                                                                                500,000                  20,845
PacifiCare Health Systems, Inc., Class A(2)                                                          250,000                  18,845
Schering-Plough Corp.                                                                                139,100                   2,978
                                                                                                                           3,594,055

INFORMATION TECHNOLOGY -- 15.97%
Microsoft Corp.                                                                                   12,720,000                 348,528
First Data Corp.                                                                                   7,569,825                 314,526
Lexmark International, Inc., Class A(2)                                                            4,211,000                 265,209
Google Inc., Class A(2)                                                                              925,000                 264,550
Cisco Systems, Inc.(2)                                                                            12,829,300                 226,052
Applied Materials, Inc.                                                                            8,450,000                 154,720
Texas Instruments Inc.                                                                             4,050,000                 132,354
Oracle Corp.(2)                                                                                    9,800,000                 127,106
Analog Devices, Inc.                                                                               3,250,000                 118,462
Automatic Data Processing, Inc.                                                                    2,400,000                 102,600
Adobe Systems Inc.(2)                                                                              3,700,000                 100,048
Intuit Inc.(2)                                                                                     2,154,300                  98,753
Microchip Technology Inc.                                                                          2,500,000                  77,800
Intersil Corp., Class A                                                                            3,400,000                  71,400
Xilinx, Inc.                                                                                       2,500,000                  70,225
National Instruments Corp.                                                                         2,343,750                  66,539
Linear Technology Corp.                                                                            1,700,000                  64,481
NAVTEQ Corp.(2)                                                                                    1,349,700                  62,815
Altera Corp.(2)                                                                                    2,850,000                  62,329
Yahoo! Inc.(2)                                                                                     1,811,200                  60,385
Sanmina-SCI Corp.(2)                                                                              11,850,000                  60,080
Sabre Holdings Corp., Class A                                                                      2,888,800                  55,407
Paychex, Inc.                                                                                      1,600,000                  54,608
Solectron Corp.(2)                                                                                13,140,000                  53,874
Ceridian Corp.(2)                                                                                  2,400,000                  48,720
Maxim Integrated Products, Inc.                                                                    1,000,000                  42,650
Symbol Technologies, Inc.                                                                          4,552,730                  41,794
Power Integrations, Inc.(1,2)                                                                      1,850,000                  40,922
EMC Corp.(2)                                                                                       3,150,000                  40,509
KLA-Tencor Corp.                                                                                     700,000                  35,532
Jabil Circuit, Inc.(2)                                                                             1,087,000                  32,001
Rogers Corp.(2)                                                                                      750,000                  29,303
Cadence Design Systems, Inc.(2)                                                                    1,685,800                  26,990
                                                                                                                           3,351,272

FINANCIALS -- 8.66%
Fannie Mae                                                                                         7,162,200                 365,559
American International Group, Inc.                                                                 6,165,000                 364,968
Capital One Financial Corp.                                                                        4,151,200                 341,395
Freddie Mac                                                                                        2,400,000                 144,912
Golden West Financial Corp.                                                                        1,750,000                 106,732
Wells Fargo & Co.                                                                                  1,720,000                 102,546
M&T Bank Corp.                                                                                       959,230                 102,273
MBNA Corp.                                                                                         2,700,000                  68,040
Independence Community Bank Corp.                                                                  1,656,000                  56,635
Bank of New York Co., Inc.                                                                         1,740,000                  53,192
City National Corp.                                                                                  510,000                  36,740
Fidelity National Financial, Inc.                                                                    600,000                  23,472
Arthur J. Gallagher & Co.                                                                            600,000                  17,136
Umpqua Holdings Corp.                                                                                600,000                  14,610
Central Pacific Financial Corp.                                                                      300,000                  10,374
Alabama National BanCorporation                                                                      146,700                   9,637
                                                                                                                           1,818,221

ENERGY -- 6.61%
Devon Energy Corp.                                                                                 5,970,000                 362,797
Schlumberger Ltd.                                                                                  2,194,000                 189,189
Smith International, Inc.                                                                          5,430,000                 188,638
Apache Corp.                                                                                       2,150,000                 153,983
Newfield Exploration Co.(2)                                                                        2,365,000                 111,675
FMC Technologies, Inc.(2)                                                                          2,735,000                 109,975
Denbury Resources Inc.(2)                                                                          1,975,000                  89,329
Noble Corp.                                                                                        1,200,000                  85,560
Baker Hughes Inc.                                                                                  1,300,000                  76,375
ENSCO International Inc.                                                                             500,000                  20,430
                                                                                                                           1,387,951

INDUSTRIALS -- 6.01%
Robert Half International Inc.                                                                     6,800,000                 229,024
General Dynamics Corp.                                                                             1,670,000                 191,365
United Parcel Service, Inc., Class B                                                               2,645,900                 187,568
Precision Castparts Corp.                                                                          1,820,000                 175,958
INDUSTRIALS (continued)
General Electric Co.                                                                               4,000,000                 134,440
Avery Dennison Corp.                                                                               1,744,200                  93,210
FedEx Corp.                                                                                          790,000                  64,338
Southwest Airlines Co.                                                                             4,435,000                  59,074
Jacobs Engineering Group Inc.(2)                                                                     700,200                  43,692
ChoicePoint Inc.(2)                                                                                1,000,000                  42,930
United Technologies Corp.                                                                            800,000                  40,000
                                                                                                                           1,261,599

CONSUMER STAPLES -- 4.65%
Altria Group, Inc.                                                                                 2,500,000                 176,750
Avon Products, Inc.                                                                                4,820,000                 158,192
PepsiCo, Inc.                                                                                      2,865,000                 157,145
Dean Foods Co.(2)                                                                                  2,300,000                  84,962
L'Oreal SA                                                                                           950,000                  76,172
Walgreen Co.                                                                                       1,600,000                  74,128
Costco Wholesale Corp.                                                                             1,600,000                  69,504
Anheuser-Busch Companies, Inc.                                                                     1,187,800                  52,631
Constellation Brands, Inc., Class A(2)                                                             1,830,000                  50,362
Wal-Mart Stores, Inc.                                                                              1,000,000                  44,960
Performance Food Group Co.(2)                                                                      1,010,000                  31,280
                                                                                                                             976,086

TELECOMMUNICATION SERVICES -- 1.68%
Sprint Nextel Corp.                                                                                5,070,008                 131,465
Telephone and Data Systems, Inc.                                                                   1,575,000                  64,339
Telephone and Data Systems, Inc., Special Common Shares                                            1,575,000                  60,638
CenturyTel, Inc.                                                                                   2,690,000                  96,571
                                                                                                                             353,013

MATERIALS -- 0.77%
International Flavors & Fragrances Inc.                                                            2,000,000                  72,200
Sealed Air Corp.(2)                                                                                1,200,000                  60,900
Vulcan Materials Co.                                                                                 400,000                  28,740
                                                                                                                             161,840

UTILITIES -- 0.19%
Duke Energy Corp.                                                                                  1,299,000                  37,658


MISCELLANEOUS -- 1.71%
Other common stocks in initial period of acquisition                                                                         358,653


TOTAL COMMON STOCKS (cost: $13,649,243,000)                                                                               17,660,298


                                                                                             Principal amount           Market value
Short-term securities -- 16.19%                                                                         (000)                  (000)


Federal Home Loan Bank 3.11%-3.56% due 9/9-10/26/2005                                               $542,355           $     541,021
Procter & Gamble Co. 3.30%-3.53% due 9/19-9/30/2005(3)                                               220,000                 219,479
DuPont (E.I.) de Nemours & Co. 3.38%-3.55% due 9/22-10/14/2005                                       193,100                 192,559
Freddie Mac 3.51%-3.54% due 10/24-10/31/2005                                                         182,300                 181,240
Edison Asset Securitization LLC 3.36%-3.38% due 9/6-9/8/2005(3)                                       75,500                  75,451
General Electric Co. 3.47% due 9/29/2005                                                              50,000                  49,862
General Electric Capital Services, Inc. 3.58% due 10/12/2005                                          39,500                  39,344
General Electric Capital Corp. 3.56% due 9/1/2005                                                     10,000                   9,999
HSBC Finance Corp. 3.37%-3.61% due 9/12-10/27/2005                                                   150,000                 149,377
CAFCO, LLC 3.39%-3.63% due 9/13-10/17/2005(3)                                                        149,400                 148,898
Triple-A One Funding Corp. 3.47%-3.73% due 9/6-11/22/2005(3)                                         143,400                 142,942
Private Export Funding Corp. 3.23%-3.67% due 9/22-11/16/2005(3)                                      143,500                 142,749
Park Avenue Receivables Co., LLC 3.54%-3.66% due 10/4-10/27/2005(3)                                  101,000                 100,536
Preferred Receivables Funding Corp. 3.60% due 10/14/2005(3)                                           41,000                  40,819
Variable Funding Capital Corp. 3.39%-3.61% due 9/16-10/20/2005(3)                                    134,000                 133,517
Clipper Receivables Co., LLC 3.51%-3.71% due 9/15-11/18/2005(3)                                       74,700                  74,512
State Street Corp. 3.57% due 10/3/2005                                                                50,000                  49,836
Three Pillars Funding, LLC 3.40%-3.52% due 9/6-10/11/2005(3)                                         124,515                 124,294
Gannett Co. 3.37%-3.56% due 9/7-10/27/2005(3)                                                        124,200                 123,861
Bank of America Corp. 3.44%-3.64% due 9/20-10/28/2005                                                120,000                 119,513
International Lease Finance Corp. 3.39%-3.62% due 9/12-10/18/2005                                    116,200                 115,922
Wal-Mart Stores Inc. 3.27%-3.47% due 9/13-9/27/2005(3)                                               109,300                 109,111
Coca-Cola Co. 3.44%-3.56% due 9/21-10/21/2005                                                         55,200                  54,937
Wells Fargo & Co. 3.50% due 9/16/2005                                                                 50,000                  50,000
IBM Capital Inc. 3.52% due 9/26/2005(3)                                                               50,000                  49,873
NetJets Inc. 3.45%-3.69% due 9/27-11/7/2005(3)                                                        50,000                  49,739
Exxon Asset Management Co. 3.27% due 9/1/2005(3)                                                      40,800                  40,796
Abbott Laboratories Inc. 3.45%-3.47% due 9/7-9/13/2005(3)                                             39,000                  38,957
Scripps (E.W.) Co. 3.41% due 10/5/2005(3)                                                             30,000                  29,901
Verizon Global Funding Corp. 3.61% due 10/4/2005(3)                                                   17,700                  17,640
Verizon Network Funding Corp. 3.47% due 9/20/2005                                                     11,900                  11,877
Federal Farm Credit Banks 3.26% due 9/23/2005                                                         25,000                  24,942
International Bank for Reconstruction and Development 3.31% due 9/27/2005                             25,000                  24,935
American Express Credit Corp. 3.63% due 10/21/2005                                                    25,000                  24,871
Kimberly-Clark Worldwide Inc. 3.47% due 9/19/2005(3)                                                  24,600                  24,555
FCAR Owner Trust I 3.65% due 10/17/2005                                                               22,500                  22,393
Medtronic Inc. 3.37% due 9/1/2005(3)                                                                  16,800                  16,798
U.S. Treasury Bills 3.29%-3.34% due 9/8-10/20/2005                                                    11,880                  11,868
BellSouth Corp. 3.46% due 9/26/2005(3)                                                                 9,500                   9,476
Tennessee Valley Authority 3.49% due 10/13/2005                                                        8,300                   8,265


TOTAL SHORT-TERM SECURITIES (cost: $3,396,737,000)                                                                         3,396,665

TOTAL INVESTMENT SECURITIES (cost: $17,045,980,000)                                                                       21,056,963
OTHER ASSETS LESS LIABILITIES                                                                                               (68,574)

NET ASSETS                                                                                                               $20,988,389

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.

(2)  Security did not produce income during the last 12 months.

(3) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,713,904,000, which represented 8.17% of the net assets of the fund.


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.



By /s/ Claudia P. Huntington
----------------------------------------
Claudia P. Huntington, President and PEO

Date: November 8, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Claudia P. Huntington
----------------------------------------
Claudia P. Huntington, President and PEO

Date: November 8, 2005



By /s/ Jeffrey P. Regal
----------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: November 8, 2005